Amplify Thematic All-Stars ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.4%
Communication Services - 7.9%
Alphabet, Inc. - Class A (a)	806	$106,972
Baidu, Inc. (a)	711	13,940
Meta Platforms, Inc. - Class A (a)	186	59,260
NetEase, Inc.	581	12,628
Netflix, Inc. (a)	36	15,803
ROBLOX Corp. - Class A (a)	1,137	44,627
Roku, Inc. (a)	415	39,952
Snap, Inc. - Class A (a)	1,011	11,485
Tencent Holdings Ltd.	402	18,268
		322,935
Consumer Discretionary - 10.7%
Alibaba Group Holding Ltd. (a)	1,174	14,677
Amazon.com, Inc. (a)	638	85,288
Aptiv PLC (a)	136	14,891
BYD Co Ltd.	596	21,062
DraftKings, Inc. (a)	703	22,341
Lucid Group, Inc. (a)	2,368	18,021
MercadoLibre, Inc. (a)	9	11,142
Panasonic Holdings Corp.	884	10,950
Rivian Automotive, Inc. - Class A (a)	1,493	41,267
Tesla, Inc. (a)	740	197,898
		437,537
Financials - 6.8%
Adyen NV (a) (c)	7	13,042
Block, Inc. (a)	1,225	98,649
Coinbase Global, Inc. - Class A (a)	1,127	111,133
Mastercard, Inc. - Class A	24	9,463
PayPal Holdings, Inc. (a)	215	16,301
Robinhood Markets, Inc. - Class A (a)	1,449	18,634
Visa, Inc. - Class A	38	9,034
		276,256
Health Care - 3.4%
CRISPR Therapeutics AG (a)	215	12,326
Danaher Corp.	127	32,393
Exact Sciences Corp. (a)	163	15,899
Intellia Therapeutics, Inc. (a)	336	14,223
Intuitive Surgical, Inc. (a)	119	38,603
Teladoc Health, Inc. (a)	861	25,632
		139,076
Industrials - 9.0%
ABB Ltd.	773	31,086
Advanced Drainage Systems, Inc.	98	11,955
Array Technologies, Inc. (a)	1,117	21,279
Ballard Power Systems, Inc. (a)	2,881	13,724
Bloom Energy Corp. - Class A (a)	814	14,538
Booz Allen Hamilton Holding Corp.	112	13,561
Deere & Co.	22	9,451
FANUC Corp.	385	11,782
LG Energy Solution Ltd. (a)	24	10,544
Pentair PLC	220	15,290
Plug Power, Inc. (a) (b)	3,487	45,749
Schneider Electric SE	72	12,863
Shoals Technologies Group, Inc. - Class A (a)	1,126	29,231
SunPower Corp. (a)	902	8,903
Sunrun, Inc. (a)	2,032	38,567
Tetra Tech, Inc.	76	12,860
Valmont Industries, Inc.	43	11,384
Vestas Wind Systems A/S (a)	819	22,009
Xylem, Inc./NY	277	31,232
		366,008
Information Technology - 56.3%
Adobe, Inc. (a)	45	24,578
Advanced Micro Devices, Inc. (a)	513	58,687
Akamai Technologies, Inc. (a)	431	40,730
Ambarella, Inc. (a)	147	12,263
Analog Devices, Inc.	88	17,559
Apple, Inc.	213	41,844
Arista Networks, Inc. (a)	58	8,995
Autodesk, Inc. (a)	52	11,023
BlackBerry Ltd. (a)	2,183	11,129
Broadcom, Inc.	28	25,162
Canadian Solar, Inc. (a)	316	11,427
Check Point Software Technologies Ltd. (a)	135	17,848
Cisco Systems, Inc.	1,205	62,708
Cloudflare, Inc. - Class A (a)	727	49,996
Cognex Corp.	216	11,798
Crowdstrike Holdings, Inc. - Class A (a)	440	71,130
CyberArk Software Ltd. (a)	116	19,257
Datadog, Inc. - Class A (a)	112	13,073
Dropbox, Inc. - Class A (a)	399	10,753
Dynatrace, Inc. (a)	174	9,516
Enphase Energy, Inc. (a)	810	122,982
F5, Inc. (a)	67	10,602
First Solar, Inc. (a)	592	122,781
Fortinet, Inc. (a)	651	50,596
Gen Digital, Inc.	794	15,443
HubSpot, Inc. (a)	24	13,933
Infineon Technologies AG	256	11,290
Intel Corp.	677	24,216
International Business Machines Corp.	122	17,590
Itron, Inc. (a)	220	17,307
Juniper Networks, Inc.	550	15,290
Keyence Corp.	22	9,873
Microsoft Corp.	269	90,362
MongoDB, Inc. (a)	51	21,593
NVIDIA Corp.	458	214,019
NXP Semiconductors NV	91	20,291
Okta, Inc. (a)	471	36,201
ON Semiconductor Corp. (a)	340	36,635
Oracle Corp.	181	21,219
Palo Alto Networks, Inc. (a)	355	88,736
PTC, Inc. (a)	80	11,665
Pure Storage, Inc. (a)	260	9,617
QUALCOMM, Inc.	251	33,175
Qualys, Inc. (a)	176	24,429
Rapid7, Inc. (a)	236	10,835
Roper Technologies, Inc.	32	15,778
Salesforce, Inc. (a)	128	28,801
Samsung SDI Co. Ltd.	58	30,259
SentinelOne, Inc. - Class A (a)	1,363	22,721
ServiceNow, Inc. (a)	44	25,652
Shopify, Inc. - Class A (a)	683	46,157
SMA Solar Technology AG (a)	75	7,165
Snowflake, Inc. (a)	67	11,907
SolarEdge Technologies, Inc. (a)	405	97,791
Splunk, Inc. (a)	278	30,116
STMicroelectronics NV	248	13,296
Tenable Holdings, Inc. (a)	414	20,145
Teradyne, Inc.	160	18,070
Trend Micro, Inc./Japan	225	10,626
Trimble, Inc. (a)	322	17,324
Twilio, Inc. - Class A (a)	674	44,504
UiPath, Inc. - Class A (a)	3,990	72,139
Unity Software, Inc. (a)	1,240	56,842
Varonis Systems, Inc. (a)	395	11,337
Xinyi Solar Holdings Ltd.	11,726	12,630
Zoom Video Communications, Inc. - Class A (a)	580	42,543
Zscaler, Inc. (a)	501	80,350
		2,296,309
Materials - 2.5%
Albemarle Corp.	204	43,305
Ecolab, Inc.	142	26,006
Ganfeng Lithium Co. Ltd. - Class H (c)	2,003	12,816
Livent Corp. (a)	849	20,903
		103,030
Real Estate - 0.9%
American Tower Corp. (d)	58	11,038
Digital Realty Trust, Inc. (d)	87	10,842
Equinix, Inc. (d)	18	14,578
		36,458
Utilities - 1.9%
American Water Works Co., Inc.	134	19,756
Iberdrola SA	902	11,293
Ormat Technologies, Inc.	225	18,292
Orsted AS (c)	155	13,557
Sunnova Energy International, Inc. (a)	901	15,912
		78,810
Total Common Stocks (Cost $4,944,027)		4,056,419

PREFERRED STOCKS - 0.3%
Materials - 0.3%
Sociedad Quimica y Minera de Chile SA - Class B	174	12,750
Total Preferred Stocks (Cost $8,672)		12,750

MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (e)	12,131	12,131
Total Money Market Fund (Cost $12,131)		12,131
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.0%
First American Government Obligations Fund - Class X - 5.18% (e)	41,430	41,430
Total Investments Purchased with Proceeds from Securities Lending (Cost $41,430)		41,430
Total Investments - 101.0%
(Cost $5,006,260)		$4,122,730

Percentages are based on Net Assets of $4,080,470.

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2023. Total value of the securities out on loan is $44,372 or 1.1% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At July 31, 2023, the value of these securities amounted to $39,415 or 1.0% of net assets.

(d)	Real Estate Investment Trust.
(e)	Seven-day yield as of July 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$ 4,056,419
Preferred Stocks	12,750
Money Market Funds	12,131
Investments Purchased with Proceeds from Securities Lending	41,430
Total Level 1	4,122,730
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 4,122,730

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.